Subsequent Events (Details) $ in Thousands, € in Millions, $ in Millions					12 Months Ended
	Jan. 12, 2024 USD ($) shares	Sep. 18, 2023 USD ($) shares	Sep. 07, 2023 item	Aug. 15, 2023 USD ($)	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Feb. 14, 2024 AUD ($)	Sep. 18, 2023 EUR (€)	Jan. 31, 2023 AUD ($)
Subsequent Events
Ordinary shares issued during the year | shares	681,620				0	0	25,000,000
Parent | Subsequent Events
Subsequent Events
Funding agreements | €									€ 12.4
Senior Secured Convertible Notes Subscription Agreement | Parent | Subsequent Events
Subsequent Events
Ordinary shares issued during the year | shares	681,620
Amount funded				$ 2.5
Aggregate commitment amount	$ 7.0			$ 5.0
New Wholly Owned Subsidiaries Established | Parent | Subsequent Events
Subsequent Events
Funding agreements								$ 40,000
Number of new wholly owned subsidiaries established | item			2
Subscription Agreement with Canberra Airport Group | Parent
Subsequent Events
Funding agreements										$ 19,480
Subscription Agreement with Canberra Airport Group | Parent | Subsequent Events
Subsequent Events
Number of shares issued, first issue | shares		490,179
Value of shares issued, first issue		$ 5.0
Number of shares issued, second issue | shares		490,197
Value of shares issued, second issue		$ 5.0
Nabors Backstop Agreement | Subsequent Events
Subsequent Events
Period of capital raise to complete	3 months